Organization, Business Operations and Basis of Presentation - Trust Account (Details) - Deerfield Healthcare Technology Acquisitions Corp - USD ($)	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Principal deposited in Trust Account	$ 143,800,000	$ 143,800,000
Obligation to redeem Percentage of Common Stock With Respect To Any Other Material Provision Relating To Stockholders' Rights Or Pre-Initial Business Combination Activity	100.00%	100.00%
Redemption of common stock included in the units sold in public offering (as a percent)	100.00%	100.00%
Threshold period from closing of public offering the company is obligated to complete business combination	24 months	24 months
Cash equal to pro rata share calculated based on business days prior to consummation of business combination (in days)	2 days	2 days
Cash equal to pro rata share calculated based on business days prior to consummation of tender offer (in days)	2 days	2 days
Minimum net tangible assets upon consummation of the Company's initial Business Combination and after payment of underwriters fees and commissions	$ 5,000,001	$ 5,000,001
Share price	$ 10.00	$ 10.00
Maximum net interest to pay dissolution expenses	$ 500,000	$ 500,000
Minimum net interest to pay dissolution expenses	$ 100,000	$ 100,000